Quarterly Holdings Report
for
Fidelity® China Region Fund
July 31, 2023
HKC-NPRT3-0923
1.804836.119
Common Stocks - 93.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.1%
Entertainment - 2.7%
NetEase, Inc.	1,190,900	25,938,200
Sea Ltd. ADR (a)	38,600	2,567,672
		28,505,872
Interactive Media & Services - 10.4%
Tencent Holdings Ltd.	2,387,700	109,741,444
TOTAL COMMUNICATION SERVICES		138,247,316
CONSUMER DISCRETIONARY - 23.3%
Automobile Components - 0.3%
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	847,600	3,760,397
Automobiles - 2.8%
BYD Co. Ltd. (H Shares)	290,000	10,329,227
Guangzhou Automobile Group Co. Ltd. (H Shares)	9,646,000	6,035,785
Li Auto, Inc. ADR (a)	309,700	13,255,160
		29,620,172
Broadline Retail - 9.6%
Alibaba Group Holding Ltd. (a)	5,675,200	72,525,571
JD.com, Inc. Class A	309,300	6,403,620
PDD Holdings, Inc. ADR (a)	249,805	22,437,485
		101,366,676
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	69,100	3,878,583
Hotels, Restaurants & Leisure - 6.7%
Galaxy Entertainment Group Ltd. (a)	1,317,000	9,558,040
Meituan Class B (a)(b)	2,163,358	41,298,762
Trip.com Group Ltd. (a)	144,000	5,881,367
Trip.com Group Ltd. ADR (a)	330,400	13,559,616
		70,297,785
Household Durables - 1.1%
Haier Smart Home Co. Ltd. (A Shares)	3,282,727	11,351,761
Textiles, Apparel & Luxury Goods - 2.4%
Li Ning Co. Ltd.	1,458,000	8,786,624
LVMH Moet Hennessy Louis Vuitton SE	11,300	10,495,078
Shenzhou International Group Holdings Ltd.	555,300	5,842,153
		25,123,855
TOTAL CONSUMER DISCRETIONARY		245,399,229
CONSUMER STAPLES - 4.9%
Beverages - 2.9%
Kweichow Moutai Co. Ltd. (A Shares)	84,845	22,338,272
Wuliangye Yibin Co. Ltd. (A Shares)	337,760	8,558,907
		30,897,179
Food Products - 0.8%
Uni-President Enterprises Corp.	3,562,000	8,518,662
Household Products - 0.5%
C&S Paper Co. Ltd. (A Shares)	2,955,102	4,583,991
Personal Care Products - 0.7%
Proya Cosmetics Co. Ltd.:
(A Shares)	374,164	5,911,464
(A Shares)	109,100	1,723,685
		7,635,149
TOTAL CONSUMER STAPLES		51,634,981
ENERGY - 1.3%
Energy Equipment & Services - 1.3%
China Oilfield Services Ltd. (H Shares)	12,112,000	14,287,964
FINANCIALS - 13.6%
Banks - 5.1%
China Construction Bank Corp. (H Shares)	39,046,610	22,758,653
E.SUN Financial Holdings Co. Ltd.	11,208,185	9,201,918
Industrial & Commercial Bank of China Ltd. (H Shares)	43,988,000	21,480,563
		53,441,134
Capital Markets - 1.1%
Hong Kong Exchanges and Clearing Ltd.	289,000	12,073,010
Financial Services - 0.9%
Far East Horizon Ltd.	13,122,500	9,843,263
Insurance - 6.5%
AIA Group Ltd.	4,747,000	47,492,509
China Pacific Insurance (Group) Co. Ltd. (H Shares)	3,278,800	8,786,742
Ping An Insurance Group Co. of China Ltd. (H Shares)	955,500	6,962,482
Prudential PLC	359,500	4,992,136
		68,233,869
TOTAL FINANCIALS		143,591,276
HEALTH CARE - 4.7%
Biotechnology - 1.2%
Innovent Biologics, Inc. (a)(b)	1,021,000	4,529,690
Zai Lab Ltd. (a)	986,000	3,015,185
Zai Lab Ltd. ADR (a)	182,900	5,497,974
		13,042,849
Health Care Equipment & Supplies - 1.0%
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	2,176,600	1,437,317
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	211,015	8,744,532
		10,181,849
Life Sciences Tools & Services - 1.4%
Pharmaron Beijing Co. Ltd. (H Shares) (b)	922,350	2,394,900
WuXi AppTec Co. Ltd. (H Shares) (b)	346,500	3,267,778
Wuxi Biologics (Cayman), Inc. (a)(b)	1,622,500	9,174,659
		14,837,337
Pharmaceuticals - 1.1%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	453,940	5,762,359
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,340,000	5,396,146
		11,158,505
TOTAL HEALTH CARE		49,220,540
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Class A (a)(c)(d)	10,000	810,000
Air Freight & Logistics - 0.6%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	308,329	4,121,097
ZTO Express, Inc. sponsored ADR	93,500	2,599,300
		6,720,397
Construction & Engineering - 0.6%
China State Construction International Holdings Ltd.	5,064,000	6,188,042
Electrical Equipment - 0.3%
Sungrow Power Supply Co. Ltd. (A Shares)	191,634	2,991,431
Machinery - 2.1%
Shenzhen Inovance Technology Co. Ltd. (A Shares)	546,613	5,434,142
Sinotruk Hong Kong Ltd.	2,086,000	4,365,169
Techtronic Industries Co. Ltd.	454,500	5,131,329
Weichai Power Co. Ltd. (H Shares)	3,298,000	4,863,122
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	693,784	2,705,085
		22,498,847
Professional Services - 0.6%
Centre Testing International Group Co. Ltd. (A Shares)	2,100,000	5,909,447
TOTAL INDUSTRIALS		45,118,164
INFORMATION TECHNOLOGY - 23.6%
Electronic Equipment, Instruments & Components - 1.2%
E Ink Holdings, Inc.	15,000	107,191
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,213,000	7,625,945
Sunny Optical Technology Group Co. Ltd.	295,500	2,862,586
Yageo Corp.	130,000	1,897,192
		12,492,914
IT Services - 0.2%
Vnet Group, Inc. ADR (a)	913,783	2,713,936
Semiconductors & Semiconductor Equipment - 22.0%
eMemory Technology, Inc.	190,481	11,222,202
MediaTek, Inc.	197,000	4,317,157
Micron Technology, Inc.	102,100	7,288,919
Silergy Corp.	235,000	2,462,999
Taiwan Semiconductor Manufacturing Co. Ltd.	11,461,000	206,567,108
		231,858,385
Software - 0.2%
LongShine Technology Group Co. Ltd. (A Shares)	800,600	2,445,692
TOTAL INFORMATION TECHNOLOGY		249,510,927
MATERIALS - 3.0%
Chemicals - 0.1%
Weihai Guangwei Composites Co. Ltd. (A Shares)	169,692	721,027
Construction Materials - 0.2%
West China Cement Ltd.	24,942,000	2,558,515
Containers & Packaging - 0.7%
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	1,974,671	7,115,981
Metals & Mining - 2.0%
Zijin Mining Group Co. Ltd. (H Shares)	12,278,000	21,032,976
TOTAL MATERIALS		31,428,499
REAL ESTATE - 1.3%
Real Estate Management & Development - 1.3%
China Resources Mixc Lifestyle Services Ltd. (b)	1,142,000	5,491,159
Hysan Development Co. Ltd.	925,000	2,182,359
KE Holdings, Inc. ADR (a)	369,331	6,433,746
		14,107,264
TOTAL COMMON STOCKS (Cost $815,670,426)		982,546,160

Preferred Stocks - 2.4%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.9%
Interactive Media & Services - 0.9%
ByteDance Ltd. Series E1 (a)(c)(d)	38,752	9,290,792

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	275,211	2,154,902

TOTAL CONVERTIBLE PREFERRED STOCKS		11,445,694
Nonconvertible Preferred Stocks - 1.3%
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	273,930	12,305,968

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
ZKH Group Ltd. Series F (d)	3,131,343	1,283,851

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,589,819
TOTAL PREFERRED STOCKS (Cost $21,962,567)		25,035,513

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e) (Cost $42,828,239)	42,819,675	42,828,239

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $880,461,232)	1,050,409,912
NET OTHER ASSETS (LIABILITIES) - 0.4%	4,663,663
NET ASSETS - 100.0%	1,055,073,575

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,513,167 or 7.8% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,255,694 or 1.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	4,246,219

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	3,908,863

Space Exploration Technologies Corp. Class A	2/16/21	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	31,370,924	195,364,682	183,907,367	623,868	-	-	42,828,239	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	4,494,305	102,957,481	107,451,786	60,330	-	-	-	0.0%
Total	35,865,229	298,322,163	291,359,153	684,198	-	-	42,828,239

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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